Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of preparation

2. Basis of preparation

The unaudited condensed consolidated interim financial statements for the six months ended June 30, 2022 have been prepared in accordance with Accounting Standard IAS 34 Interim Financial Reporting. The unaudited condensed consolidated interim financial statements do not include all the information and disclosures required in the annual consolidated financial statements. Accordingly, this report should be read in conjunction with the Group’s annual report on Form 20-F for the year ended December 31, 2021.

Except as described in 2.2. below, the accounting policies adopted in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2021.

Going concern

2.1 Going concern

The unaudited condensed consolidated interim financial statements have been prepared on a going concern basis.

The Board of Directors have approved an operating plan through to December 31, 2023 which combines continued top line growth with ongoing operational improvements which move the business towards breakeven, targeted in December 2023. This plan achieves those goals without the need for further fund raising and has a forecast cash balance of over £100 million at September 30, 2023, the date looked at from a going concern perspective.

The operating plan includes the on-going exit of existing operations in Europe, which Management of the Group (“Management”) believes will result in cash savings of over £100 million by the end of 2023, compared to that incurred if the Group continued with its European businesses. Other actions to increase liquidity included in the plan are a prospective sale and leaseback of owned property and the continued financing of UK retail inventory. The Group had available cash in excess of £400 million at June 30, 2022, together with self-financed inventory of over £100 million.

Given the stage of evolution of the Group, there are certain inherent uncertainties in forecasting operating performance. Therefore, in assessing the appropriateness of the going concern assumption, Management have assumed a combined downside scenario to the above base case, whereby the most sensitive assumptions have been flexed. These are limiting gross profit margin to 5%, increasing overhead costs by £1 million per month, and reducing the proceeds from the planned sale and leaseback transactions by 50%. In this scenario the going concern assumption is still appropriate as Management believes the Group would still have cash in excess of over £50 million at September 30, 2023 even before any mitigating actions were applied. Sales in 2021 increased by 187% year on year with a gross profit margin of 3.7%. In addition, the gross profit margin assumptions have been considered against peers and historical margins and are within the range of margins achieved.

The majority of the Group’s future spend is not committed. In the event that further actions to manage liquidity were to be necessary, Management may seek to reduce discretionary marketing spend, capex and/or headcount, as well as pursuing various other options to reduce cash outflow which Management believes, in combination, could give rise to additional savings of approximately £60 million in the period from January 1 to September 30, 2023. In this scenario, Management’s strategic objectives are materially unchanged.

Management have reverse stress tested gross margin and operating expenses as a percentage of sales as compared to the base case. In isolation, reductions of gross margin to 1% and an increase of operating expenses as a percentage of revenue to 24% would be required to eliminate cash at September 30, 2023.

The Group utilizes stocking finance to support inventory purchasing. In the UK, the business works with five lenders and had total stocking facilities at June 30, 2022 with a maximum of £250 million of availability, of which £174 million was utilized. The stocking facilities have no fixed end date but are subject to annual review. Management believes that current levels of stocking remain appropriate to fund the business and that additional facilities will be available as the business continues to grow. There are no financial covenants attached to these facilities. Certain facilities have triggers to revise the terms if cash falls below a certain level. If facilities were reduced, Management could choose to cash finance inventory in the short-term or reduce overall levels of inventory held, both scenarios being under Management’s control and this has been modelled in one of the downside scenarios.

The Group also has debt in the form of convertible notes which bear regular interest at a rate of 2.00% per year. Holders of the convertible notes have the right to require the Company to repurchase for cash all or a portion of their convertible notes at 100% of their principal amount, plus any accrued and unpaid special interest, upon the occurrence of a Fundamental Change (as defined in the Indenture, dated February 16, 2022, between the Company and U.S. Bank Trust Company, National Association, as trustee (the “Indenture”)).

The Board believes that the Group’s existing available cash, financing facilities and the approved operating plan are adequate to meet the Group’s forecasted cash requirements for the period to September 30, 2023. Therefore, the accompanying unaudited condensed consolidated interim financial statements have been prepared on a going concern basis.

Convertible notes

2.2.1 Convertible notes

On February 16, 2022, the Company issued $630.0 million in aggregate principal amount of 2.00% Convertible Senior Notes due 2027 (equivalent to £460.0 million in net proceeds). The convertible notes are accounted for as a hybrid financial instrument comprising: (i) a liability for the principal and interest amount, and (ii) a single compound embedded derivative instrument for the conversion options and premium feature.

The host contract is classified as a financial liability because there is an obligation to make fixed interest payments on a quarterly basis and there is an obligation to deliver cash to the holder on redemption of the convertible notes at the maturity date.

The holder’s conversion option is not classified as equity as it does not meet the “fixed-for-fixed” criterion. This is because the Company’s contractual obligation, being denominated in a foreign currency (USD), represents a variable amount of cash on settlement.

The convertible notes will be convertible at the option of the holders at any time after November 6, 2022 and prior to the close of business on the second scheduled trading day immediately preceding February 16, 2027. In addition, the Company may force the conversion of the convertible notes on or after February 16, 2025, if the trading price of the Class A Shares exceeds 150% of the conversion price for at least 20 trading days (whether or not consecutive) in any consecutive 30 trading day period.

If the convertible notes have not been converted, repurchased or redeemed at or prior to February 16, 2027, holders of the convertible notes will be entitled to payment of a premium at maturity of the convertible notes, equal to 50% of the principal amount of the convertible notes. The premium is payable in cash, Class A Shares, or a combination of cash and Class A Shares at the option of the Company. The premium will not be payable if the trailing 10 trading day volume weighted average price of the Class A Shares is above $6.75 for any trading day beginning on (and excluding) March 4, 2024 and ending on (and including) March 18, 2024 (the “premium fall-away trigger”), provided that in connection with a share exchange event on or prior to March 4, 2024 involving a third party acquirer, the premium fall-away trigger shall be tested using the fair market value of the consideration paid per Class A Share on the date of the share exchange event or if resulting in less consideration, the date on which any lock-up applicable to holders of the Class A Shares expires after the share exchange event. For the avoidance of doubt, this premium will not be payable by the Company (i) in the event of a mandatory conversion on or prior to the maturity date, (ii) in the event of a voluntary conversion by a holder on or prior to the maturity date, (iii) in connection with the redemption of the convertible notes on or prior to the maturity date, or (iv) in connection with a make-whole Fundamental Change or an offer to purchase the convertible notes upon a Fundamental Change.

The convertible notes were not guaranteed or secured upon issuance but will receive the benefit of any guarantees or security provided at any time for the benefit of certain other indebtedness of the Company for borrowed money issued or incurred in the future, other than indebtedness incurred to purchase, finance or refinance the purchase of vehicles, vehicle parts, supplies and inventory and certain other indebtedness. The Indenture also contains covenants, events of default and other provisions which are customary for offerings of convertible notes.

Financial liability

The financial liability was initially measured at fair value less transaction costs. The fair value of the liability was calculated as the residual transaction price after deducting the fair value of the embedded derivative.

The financial liability is subsequently measured at amortized cost using the effective interest method. Interest expense is recognized within finance expense in the statement of profit or loss.

The financial liability is translated from USD to GBP at the exchange rate at the reporting date in accordance with IAS 21, with the exchange rate difference recognized within other income and expenses in the statement of profit or loss.

The capital element of the financial liability is presented as non-current as it is not due to be repaid until February 2027. However, the accrued interest as at June 30, 2022 is presented as current, as it will be settled within the next 12 months.

Embedded derivative

The compound embedded derivative for the conversion options and premium feature was initially measured at fair value. The embedded derivative is subsequently remeasured at fair value at each reporting date with changes in fair value recognized in other income and expenses within the statement of profit or loss. The fair value of the embedded derivative is determined using a Monte-Carlo simulation to model the conversion, redemption and repayment premium features.

The embedded derivative is translated from USD to GBP at the exchange rate at the reporting date in accordance with IAS 21, with the exchange rate difference recognized within other income and expenses in the statement of profit or loss.

The embedded derivative is presented as non-current as the maturity exceeds twelve months from the reporting date and the Company intends to hold the derivative for more than twelve months from the reporting date.

Business segments

2.2.2 Business segments

During the six months ended June 30, 2022, there was a change in the segmentation of the Group following the launch of the Cazoo retail proposition in Europe. The Board of Directors is the chief operating decision maker, The monthly reporting pack provided to the chief operating decision maker disaggregated the performance of the business on a UK and EU basis. The key financial performance metrics are monitored by the chief operating decision maker on a UK and EU basis. Management has therefore determined that there exist two operating segments, UK and EU, for the unaudited condensed consolidated interim financial statements.

Costs relating to certain Group services have been allocated to another heading called “Central costs”. “Central costs” is not a reportable operating segment but is included in order to reconcile segment loss.

Sale and leaseback

2.2.3 Sale and leaseback

In February 2022, the Group sold two of its customer collection centers and leased them back for 20 years. The Group accounted for the sale and leaseback transactions in accordance with IFRS 16 and recognized a right-of-use asset and a lease liability for the leaseback.

Share-based payments

2.2.4 Share-based payments

In January 2022, the Group established “Cazoo Save”, a Save As You Earn (“SAYE”) scheme. The scheme provides employees an option to purchase shares in the Company in three years’ time at a discounted price per share which is fixed at the grant date.

The SAYE scheme is accounted for as an equity-settled share-based payment scheme. The fair value determined at the grant date of the SAYE scheme is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. The fair value is determined using a Black-Scholes option pricing model.

New standards, interpretations and amendments adopted by the Group

2.3 New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2021, except for the adoption of new standards effective as of January 1, 2022. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several amendments apply for the first time in 2022, but do not have an impact on the unaudited condensed consolidated interim financial statements of the Group:

●	Reference to the Conceptual Framework – Amendments to IFRS 3

●	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16

●	Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37

●	IFRS 9 Financial Instruments – Fees in the “10 per cent” test for derecognition of financial liabilities